INTANGIBLE ASSETS, NET - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2024	¥ 40,759	$ 5,741
2025	35,767	5,038
2026	34,064	4,798
2027	29,142	4,105
2028	¥ 183,555	$ 25,852